Trading derivatives (assets and liabilities) and Short positions - Trading derivatives (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial assets at fair value through profit or loss	$ 361,615	$ 574,710
Financial liabilities at fair value through profit or loss	351,417	512,990
Trading derivative liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	176,678	286,111
Trading derivative liabilities | Interest rate risk
Financial instruments
Financial liabilities at fair value through profit or loss	94,515	189,841
Trading derivative liabilities | Currency risk
Financial instruments
Financial liabilities at fair value through profit or loss	80,189	95,406
Trading derivative liabilities | Price risk
Financial instruments
Financial liabilities at fair value through profit or loss	1,974	864
Trading derivative assets
Financial instruments
Financial assets at fair value through profit or loss	179,390	296,171
Trading derivative assets | Interest rate risk
Financial instruments
Financial assets at fair value through profit or loss	95,607	196,402
Trading derivative assets | Currency risk
Financial instruments
Financial assets at fair value through profit or loss	83,653	99,606
Trading derivative assets | Price risk
Financial instruments
Financial assets at fair value through profit or loss	$ 130	$ 163